Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investment property
Opening amount	£ 20,827,000	£ 24,979,000
Depreciation charge	(274,000)	(365,000)	£ (157,000)
Impairment charge		(3,787,000)	(1,124,000)
Closing amount	20,553,000	20,827,000	24,979,000
Rental revenue	2,216,000	2,424,000	1,749,000
Direct operating expenses from properties, all of which generated rental revenue	£ 761,000	305,000	416,000
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment property
Opening amount	£ 32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(11,366,000)	(7,214,000)
Closing amount	(11,640,000)	(11,366,000)	£ (7,214,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	23,065,000
Closing amount	£ 24,700,000	£ 23,065,000